Income Taxes - Components of Company's Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Vessels and equipment	$ 5,377	$ 40,928
Tax losses carried forward	193,501	276,291
Other	29,355	17,075
Total deferred tax assets	228,233	334,294
Deferred tax liabilities:
Vessels and equipment	9,053	5,974
Provisions	5,153	0
Other	8,417	13,317
Total deferred tax liabilities	22,623	19,291
Net deferred tax assets	205,610	315,003
Valuation allowance	(202,513)	(290,015)
Net deferred tax assets	$ 3,097	$ 24,988